Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses and Other Payables	(12) Accrued Expenses and Other Payables Accrued expenses and other payables consisted of the following:
	December 31,2018		December 31,2017
	RMB	US$	RMB
Other payables	5,072	738	5,268

	5,072	738	5,268